Schedule of depreciation rates (Details)	12 Months Ended
Dec. 31, 2021
Communication and network equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	8.00%
Communication and network equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	14.29%
Fiber Optic Cables [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	4.00%
Fiber Optic Cables [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Free Leased Handsets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	14.28%
Free Leased Handsets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	50.00%
Network infrastructure [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	4.00%
Network infrastructure [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
Informatics Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
Informatics Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%
General Use Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	10.00%
General Use Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation rates	20.00%